Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Rollforward of Accumulated Other Comprehensive Income (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Effective income tax rate		25.10%	33.90%	36.40%
Effective income tax rate		25.10%	33.90%	36.40%
Southwest Gas Corporation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Effective income tax rate		28.70%	32.90%	35.50%
Effective income tax rate		28.70%	32.90%	35.50%
Tax Cuts and Jobs Act [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Effective income tax rate		38.00%
Effective income tax rate		38.00%
Tax Cuts and Jobs Act [Member] | Scenario, Forecast [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Effective income tax rate	24.00%
Effective income tax rate	24.00%
Tax Cuts and Jobs Act [Member] | Southwest Gas Corporation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Effective income tax rate		38.00%
Effective income tax rate		38.00%
Tax Cuts and Jobs Act [Member] | Southwest Gas Corporation [Member] | Scenario, Forecast [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Effective income tax rate	24.00%
Effective income tax rate	24.00%